Financial instruments and risk management (Tables)	9 Months Ended
Sep. 30, 2022
Financial Instruments And Risk Management
Schedule of unobservable inputs in fair value measurement within Level 3

	Carrying value			Fair value
	Cash and receivables	Liabilities	Total carrying amount	Level 1	Level 2	Level 3	Total
	€’000	€’000	€’000	€’000	€’000	€’000	€’000
2022
Cash and cash equivalents	3,610	—	3,610	—	—	—	—
Other receivables*	394	—	394	—	—	—	—
Trade payables	—	(1,865)	(1,865)	—	—	—	—
Tradeable warrants	—	(9,736)	(9,736)	(9,736)	—	—	(9,736)
Other payables**	—	(1,592)	(1,592)	—	—	—	—
	4,004	(13,193)	(9,189)	(9,736)	—	—	(9,736)

	Carrying value			Fair value
	Cash and receivables	Liabilities	Total carrying amount	Level 1	Level 2	Level 3	Total
	€’000	€’000	€’000	€’000	€’000	€’000	€’000
2021
Cash and cash equivalents	7,681	—	7,681	—	—	—	—
Financial assets at FVTPL	27,453	—	27,453	27,453			27,453
Other receivables*	333	—	333	—	—	—	—
Trade payables	—	(1,029)	(1,029)	—	—	—	—
Tradeable warrants	—	(15,271)	(15,271)	(15,271)	—	—	(15,271)
Other payables**	—	(1,687)	(1,687)	—	—	—	—
	35,467	(17,987)	17,480	12,182	—	—	12,182

*	Prepayments and VAT have been excluded as they are not classified as a financial asset.
**	Employment taxes have been excluded as these are statutory liabilities.

Schedule of significant exchange rates

	Average rate		Period-end spot rate
	2022	2021	2022	2021
Euro
AUD	1.5052	1.5767	1.50760	1.5615
USD	1.0650	0.8356	0.97480	1.1326